Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions
Equity-based compensation expense	$ 4,180	$ 3,427	$ 4,808	$ 4,803
Research and Development
Weighted average assumptions
Equity-based compensation expense	1,304	1,467	1,960	1,925
General and Administrative
Weighted average assumptions
Equity-based compensation expense	$ 2,876	$ 1,960	$ 2,848	$ 2,878